Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000115425 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000115425 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000115425 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000115425 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000115425 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000115425 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000115425 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000115425 | 14949P208 | Causeway International Value Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115425 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115425 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000115425 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000115425 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000115425 | Equity
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000115425 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000115425 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	47.50%
C000115425 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.80%
C000115425 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	43.70%
C000056130 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000056130 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000056130 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000056130 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000056130 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000056130 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000056130 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000056130 | 14949P208 | Causeway International Value Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056130 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000056130 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000056130 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000056130 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000056130 | Equity
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000056130 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000056130 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	47.50%
C000056130 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.80%
C000056130 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	43.70%
C000084926 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000084926 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000084926 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000084926 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000084926 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000084926 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000084926 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000084926 | 14949P208 | Causeway International Value Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084926 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000084926 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084926 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084926 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000084926 | Equity
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000084926 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000084926 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	47.50%
C000084926 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.80%
C000084926 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	43.70%
C000056131 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000056131 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000056131 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000056131 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000056131 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000056131 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000056131 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000056131 | 14949P208 | Causeway International Value Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056131 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000056131 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000056131 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000056131 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000056131 | Equity
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000056131 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000056131 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	47.50%
C000056131 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.80%
C000056131 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	43.70%
C000056132 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000056132 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000056132 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000056132 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000056132 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000056132 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000056132 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000056132 | 14949P208 | Causeway International Value Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056132 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000056132 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000056132 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000056132 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000056132 | Equity
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000056132 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000056132 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	47.50%
C000056132 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.80%
C000056132 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	43.70%
C000115426 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000115426 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000115426 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000115426 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000115426 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000115426 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000115426 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000115426 | 14949P208 | Causeway International Value Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115426 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115426 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000115426 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000115426 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000115426 | Equity
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000115426 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000115426 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	47.50%
C000115426 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.80%
C000115426 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	43.70%
C000214244 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000214244 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000214244 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000214244 | 09260B630 | Blackrock Series Fund V-BlackRock High Yield, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000214244 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000214244 | 464288513 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000214244 | 78468R408 | SPDR Bloomberg Short Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000214244 | 742935489 | Osterweis Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000214244 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214244 | 17800P506 | City National Rochdale Fixed Income Opportunities, Class N
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000214244 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000214244 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000214244 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	56.10%
C000214244 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.00%
C000214244 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	34.90%
C000214245 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000214245 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000214245 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000214245 | 09260B630 | Blackrock Series Fund V-BlackRock High Yield, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000214245 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000214245 | 464288513 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000214245 | 78468R408 | SPDR Bloomberg Short Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000214245 | 742935489 | Osterweis Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000214245 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214245 | 17800P506 | City National Rochdale Fixed Income Opportunities, Class N
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000214245 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000214245 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000214245 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	56.10%
C000214245 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.00%
C000214245 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	34.90%
C000214243 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000214243 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000214243 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000214243 | 09260B630 | Blackrock Series Fund V-BlackRock High Yield, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000214243 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000214243 | 464288513 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000214243 | 78468R408 | SPDR Bloomberg Short Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000214243 | 742935489 | Osterweis Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000214243 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214243 | 17800P506 | City National Rochdale Fixed Income Opportunities, Class N
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000214243 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000214243 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000214243 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	56.10%
C000214243 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.00%
C000214243 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	34.90%
C000214242 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000214242 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000214242 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000214242 | 09260B630 | Blackrock Series Fund V-BlackRock High Yield, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000214242 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000214242 | 464288513 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000214242 | 78468R408 | SPDR Bloomberg Short Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000214242 | 742935489 | Osterweis Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000214242 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214242 | 17800P506 | City National Rochdale Fixed Income Opportunities, Class N
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000214242 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000214242 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000214242 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	56.10%
C000214242 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.00%
C000214242 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	34.90%
C000245140 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000245140 | 14949P208 | Causeway International Value Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000245140 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000245140 | 464288877 | iShares MSCI EAFE Value ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000245140 | 46429B697 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000245140 | 256206103 | Dodge & Cox International Stock Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000245140 | 464287812 | iShares US Consumer Goods ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245140 | 885215467 | Thornburg Investment Income Builder Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245140 | 464286806 | iShares MSCI Germany ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000245140 | 464286871 | iShares MSCI Hong Kong ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000245140 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000245140 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000245140 | Equities46137V365
Holdings [Line Items]
Percent of Total Investments	57.60%
C000245140 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.60%
C000245140 | Equities256206103
Holdings [Line Items]
Percent of Total Investments	41.80%
C000245137 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000245137 | 14949P208 | Causeway International Value Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000245137 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000245137 | 464288877 | iShares MSCI EAFE Value ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000245137 | 46429B697 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000245137 | 256206103 | Dodge & Cox International Stock Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000245137 | 464287812 | iShares US Consumer Goods ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245137 | 885215467 | Thornburg Investment Income Builder Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245137 | 464286806 | iShares MSCI Germany ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000245137 | 464286871 | iShares MSCI Hong Kong ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000245137 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000245137 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000245137 | Equities46137V365
Holdings [Line Items]
Percent of Total Investments	57.60%
C000245137 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.60%
C000245137 | Equities256206103
Holdings [Line Items]
Percent of Total Investments	41.80%
C000108313 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000108313 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000108313 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000108313 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000108313 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000108313 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000108313 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000108313 | 92206C813 | Vanguard Long-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000108313 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000108313 | 72201P647 | PIMCO Long-Term Credit Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000108313 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000108313 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000108313 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000108313 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000108313 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	7.50%
C000108313 | Equities33738D101
Holdings [Line Items]
Percent of Total Investments	50.60%
C000108313 | Alternative92647P654
Holdings [Line Items]
Percent of Total Investments	41.90%
C000108314 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000108314 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000108314 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000108314 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000108314 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000108314 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000108314 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000108314 | 92206C813 | Vanguard Long-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000108314 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000108314 | 72201P647 | PIMCO Long-Term Credit Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000108314 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000108314 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000108314 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000108314 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000108314 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	7.50%
C000108314 | Equities33738D101
Holdings [Line Items]
Percent of Total Investments	50.60%
C000108314 | Alternative92647P654
Holdings [Line Items]
Percent of Total Investments	41.90%
C000108315 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000108315 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000108315 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000108315 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000108315 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000108315 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000108315 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000108315 | 92206C813 | Vanguard Long-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000108315 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000108315 | 72201P647 | PIMCO Long-Term Credit Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000108315 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000108315 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000108315 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000108315 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000108315 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	7.50%
C000108315 | Equities33738D101
Holdings [Line Items]
Percent of Total Investments	50.60%
C000108315 | Alternative92647P654
Holdings [Line Items]
Percent of Total Investments	41.90%
C000108316 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000108316 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000108316 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000108316 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000108316 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000108316 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000108316 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000108316 | 92206C813 | Vanguard Long-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000108316 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000108316 | 72201P647 | PIMCO Long-Term Credit Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000108316 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000108316 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000108316 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000108316 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000108316 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	7.50%
C000108316 | Equities33738D101
Holdings [Line Items]
Percent of Total Investments	50.60%
C000108316 | Alternative92647P654
Holdings [Line Items]
Percent of Total Investments	41.90%
C000207097 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000207097 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000207097 | 78464A284 | SPDR Nuveen Bloomberg High Yield Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000207097 | 92189H409 | VanEck High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000207097 | 32008F713 | First Eagle Funds - First Eagle High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000207097 | 33739P301 | First Trust Municipal High Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000207097 | 67065Q400 | Nuveen Intermediate Duration Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000207097 | 35473P868 | Franklin Dynamic Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000207097 | 4812A0458 | JPMorgan National Municipal Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000207097 | 92189F387 | VanEck Short High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000207097 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000207097 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000207097 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	44.10%
C000207097 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.20%
C000207097 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	46.70%
C000214793 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000214793 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000214793 | 78464A284 | SPDR Nuveen Bloomberg High Yield Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000214793 | 92189H409 | VanEck High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000214793 | 32008F713 | First Eagle Funds - First Eagle High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000214793 | 33739P301 | First Trust Municipal High Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214793 | 67065Q400 | Nuveen Intermediate Duration Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214793 | 35473P868 | Franklin Dynamic Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214793 | 4812A0458 | JPMorgan National Municipal Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214793 | 92189F387 | VanEck Short High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000214793 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000214793 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000214793 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	44.10%
C000214793 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.20%
C000214793 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	46.70%
C000207099 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000207099 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000207099 | 78464A284 | SPDR Nuveen Bloomberg High Yield Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000207099 | 92189H409 | VanEck High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000207099 | 32008F713 | First Eagle Funds - First Eagle High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000207099 | 33739P301 | First Trust Municipal High Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000207099 | 67065Q400 | Nuveen Intermediate Duration Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000207099 | 35473P868 | Franklin Dynamic Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000207099 | 4812A0458 | JPMorgan National Municipal Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000207099 | 92189F387 | VanEck Short High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000207099 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000207099 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000207099 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	44.10%
C000207099 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.20%
C000207099 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	46.70%
C000207098 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000207098 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000207098 | 78464A284 | SPDR Nuveen Bloomberg High Yield Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000207098 | 92189H409 | VanEck High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000207098 | 32008F713 | First Eagle Funds - First Eagle High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000207098 | 33739P301 | First Trust Municipal High Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000207098 | 67065Q400 | Nuveen Intermediate Duration Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000207098 | 35473P868 | Franklin Dynamic Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000207098 | 4812A0458 | JPMorgan National Municipal Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000207098 | 92189F387 | VanEck Short High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000207098 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000207098 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000207098 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	44.10%
C000207098 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.20%
C000207098 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	46.70%
C000207096 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000207096 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000207096 | 78464A284 | SPDR Nuveen Bloomberg High Yield Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000207096 | 92189H409 | VanEck High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000207096 | 32008F713 | First Eagle Funds - First Eagle High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000207096 | 33739P301 | First Trust Municipal High Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000207096 | 67065Q400 | Nuveen Intermediate Duration Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000207096 | 35473P868 | Franklin Dynamic Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000207096 | 4812A0458 | JPMorgan National Municipal Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000207096 | 92189F387 | VanEck Short High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000207096 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000207096 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000207096 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	44.10%
C000207096 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.20%
C000207096 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	46.70%
C000227417 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000227417 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000227417 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000227417 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000227417 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227417 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227417 | 464288877 | iShares MSCI EAFE Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227417 | 09661T800 | BNY Mellon High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227417 | 722005220 | PIMCO International Bond Fund Unhedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227417 | 00770X758 | Medalist Partners MBS Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227417 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000227417 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000227417 | Equity
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000227417 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	70.10%
C000227417 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	54.30%
C000227417 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.10%
C000227417 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	41.60%
C000227418 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000227418 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000227418 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000227418 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000227418 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227418 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227418 | 464288877 | iShares MSCI EAFE Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227418 | 09661T800 | BNY Mellon High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227418 | 722005220 | PIMCO International Bond Fund Unhedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227418 | 00770X758 | Medalist Partners MBS Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227418 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000227418 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000227418 | Equity
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000227418 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	70.10%
C000227418 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	54.30%
C000227418 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.10%
C000227418 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	41.60%
C000227423 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000227423 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000227423 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000227423 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000227423 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227423 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227423 | 14949P208 | Causeway International Value Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227423 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227423 | 46429B697 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227423 | 464286608 | iShares MSCI Eurozone ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227423 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227423 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000227423 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000227423 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000227423 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	48.40%
C000227423 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	7.50%
C000227423 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	44.10%
C000227422 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000227422 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000227422 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000227422 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000227422 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227422 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227422 | 14949P208 | Causeway International Value Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227422 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227422 | 46429B697 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227422 | 464286608 | iShares MSCI Eurozone ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227422 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227422 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000227422 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000227422 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000227422 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	48.40%
C000227422 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	7.50%
C000227422 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	44.10%
C000227421 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000227421 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000227421 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000227421 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000227421 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227421 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227421 | 14949P208 | Causeway International Value Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227421 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227421 | 46429B697 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227421 | 464286608 | iShares MSCI Eurozone ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227421 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227421 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000227421 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000227421 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000227421 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	48.40%
C000227421 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	7.50%
C000227421 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	44.10%
C000227420 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000227420 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000227420 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000227420 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000227420 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227420 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227420 | 14949P208 | Causeway International Value Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227420 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227420 | 46429B697 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227420 | 464286608 | iShares MSCI Eurozone ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227420 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227420 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000227420 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000227420 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000227420 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	48.40%
C000227420 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	7.50%
C000227420 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	44.10%
C000227426 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000227426 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000227426 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227426 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000227426 | 14949P208 | Causeway International Value Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000227426 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227426 | 464288877 | iShares MSCI EAFE Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227426 | 46429B697 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227426 | 885215467 | Thornburg Investment Income Builder Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227426 | 464286871 | iShares MSCI Hong Kong ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227426 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227426 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000227426 | Equity
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000227426 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000227426 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	62.70%
C000227426 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.60%
C000227426 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	31.70%
C000227425 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000227425 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000227425 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227425 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000227425 | 14949P208 | Causeway International Value Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000227425 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227425 | 464288877 | iShares MSCI EAFE Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227425 | 46429B697 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227425 | 885215467 | Thornburg Investment Income Builder Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227425 | 464286871 | iShares MSCI Hong Kong ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227425 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227425 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000227425 | Equity
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000227425 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000227425 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	62.70%
C000227425 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.60%
C000227425 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	31.70%